Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, no par value
Common stock, authorized shares	80,000,000	80,000,000
Common stock, issued shares	13,417,877	13,404,831
Common stock, outstanding shares	13,417,877	13,404,831